Share Capital and Capital Surplus and Others - Summary of Reconciliation of Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued shares at January 1	218,833,144	80,745,711
Retirement of treasury shares	0	(8,685,568)
Stock split	0	288,240,572
Spin-off	0	(141,467,571)
Issued shares at December 31	218,833,144	218,833,144